Note 4 - Income Taxes (Details) - Dec. 31, 2014 - USD ($) $ in Millions	Total
Canada Revenue Agency [Member]
Note 4 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	$ 4.6
State and Local Jurisdiction [Member]
Note 4 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	$ 0.8
Domestic Tax Authority [Member] | Earliest Tax Year [Member]
Note 4 - Income Taxes (Details) [Line Items]
Open Tax Year	2011
State of Texas [Member] | Earliest Tax Year [Member]
Note 4 - Income Taxes (Details) [Line Items]
Open Tax Year	2010
State of Texas [Member] | Latest Tax Year [Member]
Note 4 - Income Taxes (Details) [Line Items]
Open Tax Year	2014
State of Louisiana [Member] | Tax Year 2011 [Member]
Note 4 - Income Taxes (Details) [Line Items]
Open Tax Year	2011
State of Louisiana [Member] | Tax Year 2012 [Member]
Note 4 - Income Taxes (Details) [Line Items]
Open Tax Year	2012
Minimum [Member] | State and Local Jurisdiction [Member]
Note 4 - Income Taxes (Details) [Line Items]
Operating Loss Expiration Period	2025